Contract Liabilities (Non-Current and Current) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Contract revenue	€ 16,150	€ 14,014	€ 12,165
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Contract revenue	€ 6,343
Average length of contracts with distributors	20 years
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years
Service type warranties [member]
Disclosure of contract liabilities [line items]
Average length of contracts with distributors	five years